LEASES - Narrative (Details) - USD ($) $ in Millions	Apr. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Right-of-use assets, lease agreement value	$ 125.0
Lease obligations		$ 73.8	$ 65.6	$ 66.8
Sumitomo Metal Mining Co Ltd
Disclosure Of Leases [Line Items]
Ownership interest in joint venture	30.00%
Right-of-use assets	$ 16.9
Lease obligations	$ 16.9